MESSAGE
To Our Shareholders
We are excited to be reporting to you for the first time for the entire Buffalo Group of Mutual Funds. As many of you know, we added three new Funds
_ Buffalo Equity, Buffalo High Yield and Buffalo USA Global on May 19, 1995. The new Funds have been well received garnering nearly $10 million in total assets by the end of September. Including the Balanced Fund, the Buffalo group now has nearly $55 million in combined assets. Our new line-up of Funds now positions us to better satisfy the varied investment needs of our existing and future customers. For ease of tracking, all the Funds are now listed daily under "Buffalo" in the mutual fund section of local and national newspapers.

The six months ended September 1995 marked a very successful period for the stock and bond markets. Common stocks were particularly robust with market averages soaring to record highs. Stocks reacted favorably to low inflation, falling interest rates, strong corporate earnings comparisons and the appearance of a "soft landing" by the U.S. economy. We believe the favorable outlook for inflation is sustainable and provides a strong underpinning for both the stock and bond markets longer-term. However, in the near-term, we believe the risk level of the stock market has increased.

As common stocks hit new highs over the past few months we have taken a more gradual approach to investing new cash in equities. While we don't necessarily think the market averages will undergo a major correction, we do believe numerous industries and companies may have difficulty meeting earnings expectations in coming quarters. Our concern for corporate earnings stems from weakened consumer demand (due to high debt levels), non-existent pricing power by corporations, less favorable currency translations and very tough comparisons against robust conditions a year ago.

Whether short-term earnings ultimately matter to investors may largely depend on the actions of Alan Greenspan and the Federal Reserve. Any near-term move to lower interest rates may cause investors to ignore current earnings and focus on an improved outlook for the economy in 1996. However, if the Federal Reserve puts further rate cuts on hold, the outlook for the economy in 1996 becomes less certain and the risk level of the stock market increases. It is unclear which path the Fed will take and therefore, we believe it is prudent to continue our gradual investment approach. If the stock market does experience a correction or if we sense the Fed will ease rates sooner rather than later, then we will become much more aggressive purchasing stocks. Longer-term we remain very optimistic on the financial markets given the favorable outlook for inflation, the strong worldwide competitive positions of U.S. corporations and the potential for progress on the U.S. budget deficit.

We appreciate your confidence as a Buffalo Fund shareholder and we look forward to tracking the group's progress for you in future periods. The following is a snapshot and comment on how each fund has performed in 1995 and since inception. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Sincerely,

Larry D. Armel
President

Buffalo Balanced Fund
The Balanced Fund generated a total return (price change and reinvested distributions) of 10.27% for the six months ending September 30, 1995. Year-to-date the Fund is now up 17.07%. The average balanced fund, as measured by Lipper Analytical Services, registered returns of 12.78% and 19.53% for the respective periods. The Buffalo Balanced Fund lagged the performance of the average balanced fund due to it's relatively low exposure to common stocks (29% at September 30). The Fund's strategy of maintaining a more conservative position in common stocks, but a much higher than average current yield has not changed. While this may cause the Fund to lag during strong equity market upturns, it's healthy 6.1% net current yield as of September 30 (annual cash income less fund expenses dividend by market price) should allow for lower volatility and more consistent returns over time.

The Balanced Fund continues to make strong use of convertible securities, with convertible bonds and preferreds making up 40% of the portfolio. Corporate bonds made up 23% of the portfolio and the Fund held roughly 8% cash and other assets at September 30. The Fund made two distributions during the six months ending September 30, 1995. On June 30 the Balanced Fund paid a $.19 dividend and a $.24 capital gains distribution. On September 30 the Fund paid a $.15 dividend.

			   Investment Results _ Total Return
				Six Months      Year              Since
				   Ended      to Date            Inception
				9/30/95      9/30/95    1 Year    8/12/94
BUFFALO
	BALANCED FUND           10.27%        17.07%     13.82%    11.79%
Lipper Balanced
	Fund Index              12.78%        19.53%     18.07%     n/a

Buffalo Equity Fund
The Equity Fund generated a total return (price change and reinvested distributions) of 16.37% for the period from fund inception (May 19, 1995) to September 30, 1995. This return slightly outpaced the average capital appreciation fund, as measured by Lipper Analytical Services, which generated a return of 16.29% for the same period. It should be noted that the Equity Fund carried a large cash position during this period. At September 30, 1995 the Fund was 59% invested in equities and held 41% cash. The Fund's stock holdings were widely diversified with no market segment representing over 12% of total equities.

			      Investment Results _ Total Return
					 Return since
				      Inception 5/19/95
BUFFALO EQUITY FUND                             16.37%
Lipper Capital Appreciation Fund Index          16.29%


Buffalo High Yield Fund
The High Yield Fund produced a total return (price change and reinvested distributions) of 9.67% for the period from fund inception (May 19, 1995)
to September 30, 1995. This return far exceeded the average high yield bond fund, as measured by Lipper Analytical Services, which recorded a return of 3.98% for the same period. The Fund experienced meaningful price appreciation in a number of convertible securities, corporate bonds and stocks which accounted for the favorable performance. At September 30, the Fund's asset mix was allocated as follows: convertible securities 32%, corporate bonds 27% and cash and other securities 41%. It is our intention to have the Fund fully invested as soon as possible. However, we will not break our investment discipline of locating high yielding, underfollowed companies with favorable business trends and strong cashflow. The supply of this product ebbs and flows, but we remain confident in our ability to find attractive issues.
At September 30, the Fund's
net current yield stood at 6.3%. We would expect this yield
to rise steadily as the Fund gets closer to a fully invested position.
				  Investment Results _ Total Return
					    Return since
					  Inception 5/19/95
BUFFALO HIGH YIELD FUND                         9.67%
Lipper High Current Yield Fund Index            3.98%

Buffalo USA Global Fund
The USA Global Fund generated a total return (price change and reinvested distributions) of 8.28% for the period from fund inception (May 19, 1995) to September 30, 1995. Given the Fund's unique strategy of investing in U.S. companies with high international exposure, there really is no natural benchmark upon which to compare the Fund. For purposes of having some index to measure against we will use both the Lipper Capital Appreciation fund and Global Equity fund indices. During this period the Fund underperformed both indices, but more closely matched the return by the Global Equity fund index. Like the Buffalo Equity Fund, the USA Global Fund also carried a high level of cash during the period. We are enthusiastic about this investment concept and our research has led us to many exciting companies. At September 30, 1995 the Fund had 54% of total assets invested in common stocks and held 46% in cash and other assets.

				   Investment Results _ Total Return
					     Return since
					  Inception 5/19/95
BUFFALO USA GLOBAL FUND                          8.28%
Lipper Global Equity Fund Index                  9.04%
Lipper Capital Appreciation Fund Index          16.29%

Buffalo
Balanced Fund

STATEMENT OF NET ASSETS
September 30, 1995 (unaudited)**
	SHARES  COMPANY                            MARKET VALUE
COMMON STOCKS _ 29.47%
BASIC MATERIALS _ 3.14%
       100,000  Bethlehem Steel Corp.           $       1,412,500
CAPITAL GOODS _ 5.85%
	10,000  Allied-Signal, Inc.                       441,250
	20,000  General Electric Co.                    1,275,000
	10,000  Tenneco, Inc.                             462,500
	10,000  Trinity Industries, Inc.                  310,000
	 5,000  WMX Technologies, Inc.                    142,500
							2,631,250
CONSUMER CYCLICAL _  3.47%
	15,000  Chrysler Corp.                            795,000
	10,000  Goodyear Tire & Rubber Co.                393,750
	15,000  Wal-Mart Stores, Inc.                     373,125
							1,561,875
CONSUMER STAPLES _ 3.53%
	10,000  Dial Corp. Arizona                        247,500
	10,000  Philip Morris Cos., Inc.                  835,000
	10,000  Wrigley, (Wm.) Jr. Co.                    505,000
							1,587,500
ENERGY _ 3.60%
	 6,000  Chevron Corp.                             291,750
	20,000  Noble Drilling Corp.                      155,000
	 5,000  Texaco, Inc.                              323,125
	10,000  Triton Energy Corp.                       483,750
	20,000  Union Texas Petroleum Holdings, Inc.      365,000
							1,618,625
FINANCIAL _ 0.38%
	 5,000  Keycorp New                               171,250
TECHNOLOGY _ 5.71%
	15,000  A T & T Corp.                             986,250
	15,000  National Semiconductor Corp.              414,375
	 5,000  Pitney Bowes, Inc.                        210,000
	10,000  Sybase, Inc.                              321,250
	40,000  Western Digital Corp.                     635,000
							2,566,875
UTILITIES _ 3.79%
	10,000  NICOR, Inc.                               272,500
	50,500  Pacific Enterprises                     1,268,812
	 5,000  Questar Corp.                             160,625
							1,701,937

TOTAL COMMON STOCKS                                    13,251,812

CONVERTIBLE PREFERRED STOCKS _ 3.55%
	10,000  ICO Inc., dep. shrs.
		  repstg. 1/4 pfd. cv.                    208,750
	32,400  Maxus Energy Corp., $4.00               1,287,900
	10,200  Westmoreland Coal Co., dep. shrs.
		  repstg. 1/4 pfd. cv., Series A          102,000

TOTAL CONVERTIBLE PREFERRED STOCKS                      1,598,650
	FACE
	AMOUNT  DESCRIPTION                     MARKET VALUE
CORPORATE BONDS _ 23.15%
$      100,000  Bethlehem Steel Corp., 8.45% deb., due 3-1-05           97,375
     1,115,000  Color Tile Inc., 10.75% sr. note, due 12-15-01         462,725
     1,740,000  CompUSA, Inc., 9.50% gtd.
		  sr. sub. note, due 6-15-00                         1,740,000
     1,850,000  Dual Drilling Co., 9.875%
		  sr. sub. note, due 1-15-04                         1,739,000
       110,000  Energy Ventures Inc., 10.25%
		  sr. note, due 3-15-04                                114,675
     1,000,000  Giant Industries, Inc., 9.75% gtd.
		  sr. sub. note, due 11-15-03                          990,000
       885,000  HS Resources, Inc., 9.875%
		  sr. sub. note, due 12-1-03                           870,619
       200,000  Kaiser Aluminum & Chemical Corp.,
		  9.875% sr. note, due 2-15-02                         201,000
       150,000  Navistar Financial Corp., 8.875%
		  sr. sub. note, due 11-15-98                          150,750
       100,000  Noble Drilling Corp., 9.25%
		  sr. note, due 10-1-03                                103,500
       500,000  Nortek Inc., 9.875% sr. sub. note,
		  due 3-1-04                                           456,250
       365,000  Payless Cashways, Inc., 9.125%
		  sr. sub. note, due 4-15-03                           290,631
       510,000  RJR Nabisco Inc., 8.75% gtd.
		  sr. note, due 4-15-04                                515,100
       270,000  RJR Nabisco Inc., 8.75% note, due 8-15-05              269,778
       350,000  Rohr Inc., 11.625% sr. note, due 5-15-03               374,500
       805,000  Santa Fe Energy Resources, Inc., 11.00%
		  sr. sub. deb., due 5-15-04                           865,375
       250,000  Stone Container Corp., 10.75% 1st mtg. note,
		  due 10-1-02                                          260,000
       100,000  Triangle Pacific Corp. Delaware,
		  10.50% sr. note, due 8-1-03                          102,500
	75,000  Tuboscope Vetco International, Inc.,
		  10.75% gtd. sr. sub. note, due 4-15-03                75,000
	32,000  Wainoco Oil Corp., 10.75% sub. deb.,
		  due 10-1-98                                           32,000
       700,000  Wainoco Oil Corp., 12.00% sr. note,
		  due 8-1-02                                           703,500

TOTAL CORPORATE BONDS                                               10,414,278
CONVERTIBLE CORPORATE BONDS _ 35.87%
$    2,020,000  Air & Water Technologies Corp.,
		  8.00% sub. deb., due 5-15-15                       1,711,950
       930,000  Allwaste Inc., 7.25% sub. deb.,
		  due 6-1-14                                           837,000
     1,700,000  Argosy Gaming Co., 12.00%
		  sub. note, due 6-1-01                              1,723,375
     1,720,000  Bally Entertainment Corp., 10.00%
		  sub. deb., due 12-15-06                            1,634,000
       245,000  Bally Entertainment Corp.,
		  8.00% sr. sub. deb., due 12-15-20                    249,900
       750,000  Beverly Enterprises Inc.,
		  7.625% sub. deb., due 3-15-03                        735,000
       372,000  Conner Peripherals Inc.,
		  6.75% sub. deb., due 3-1-01                          339,915
     1,235,000  Conner Peripherals Inc.,
		  6.50% sub. deb., due 3-1-02                        1,157,813
       120,000  Hudson General Corp., 7.00%
		  sub. deb., due 7-15-11                               111,600
	55,000  Moran Energy Inc., 8.75% sub. deb.,
		  due 1-15-08                                           40,563
     1,805,000  OHM Corp., 8.00% sub. deb., due 10-1-06              1,665,112
     1,900,000  Oryx Energy Co., 7.50% sub. deb., due 5-15-14        1,686,250
       280,000  Quixote Corp., 8.00% sub. deb., due 4-15-11            254,800
     1,000,000  Rohr Inc., 7.00% sub. deb., due 10-1-12                845,000
       919,000  Swift Energy Co., 6.50% sub. deb.,
		  due 6-30-03                                          871,901
       200,000  UNC Inc., 7.50% sub. deb., due 3-31-06                 176,000
     1,513,000  Wainoco Oil Corp., 7.75% sub. deb.,
		  due 6-1-14                                         1,278,485
     1,000,000  Weston (Roy F.) Inc., 7.00% sub. deb.,
		  due 4-15-02                                          813,750

TOTAL CONVERTIBLE CORPORATE BONDS                                   16,132,414
REPURCHASE AGREEMENT _ 7.11%
     3,200,000  UMB Bank, n.a., 6.00%, due 10-2-95
		  (Collateralized by U.S. Treasury Notes,
		  7.75%, due 3-31-96)                                3,200,000

TOTAL INVESTMENTS _ 99.15%                                  $       44,597,154

Other assets less liabilities _ 0.85%                                  381,520

TOTAL NET ASSETS _ 100.00%
(equivalent to $10.49 per share; 10,000,000 shares of
$1.00 par value capital shares authorized;
4,286,471 shares outstanding)                               $       44,978,674


Buffalo EQUITY Fund

STATEMENT OF NET ASSETS
September 30, 1995 (unaudited)**
	SHARES  COMPANY                                            MARKET VALUE
COMMON STOCKS _ 58.59%
BASIC MATERIALS _ 1.87%
	4,000   Bethlehem Steel Corp.                           $       56,500
CAPITAL GOODS _ 11.20%
	1,000   Allied-Signal, Inc.                                     44,125
	1,000   General Electric Co.                                    63,750
	1,500   Minnesota Mining & Manufacturing Co.                    84,750
	1,000   Rockwell International Corp.                            47,250
	1,500   Tenneco, Inc.                                           69,375
	1,000   WMX Technologies, Inc.                                  28,500
								       337,750
CONSUMER CYCLICAL _ 8.07%
	3,000   Argosy Gaming Co.                                       36,000
	1,000   Chrysler Corp.                                          53,000
	1,500   General Motors Corp.                                    70,312
	1,500   Goodyear Tire & Rubber Co.                              59,063
	1,000   Wal-Mart Stores, Inc.                                   24,875
								       243,250
CONSUMER STAPLES _ 6.66%
	1,000   American Brands, Inc.                                   42,250
	1,000   Dial Corp. Arizona                                      24,750
	1,000   Philip Morris Cos., Inc.                                83,500
	1,000   Wrigley, (Wm.) Jr. Co.                                  50,500
								       201,000
ENERGY _ 11.27%
	1,000   Chevron Corp.                                           48,625
	  315   Cooper Cameron Corp.                                     8,150
       10,000   Noble Drilling Corp.                                    77,500
	1,000   Schlumberger, Ltd.                                      65,250
	1,000   Texaco, Inc.                                            64,625
	1,000   Triton Energy Corp.                                     48,375
	1,500   Union Texas Petroleum Holdings, Inc.                    27,375
								       339,900
FINANCIAL _ 2.86%
	1,000   Allstate Corp.                                          35,375
	1,000   First Union Corp.                                       51,000
									86,375

TECHNOLOGY _ 10.58%
	1,100   A T & T Corp.  .                                        72,325
	3,000   Datalogix International, Inc.                           42,750
	2,000   National Semiconductor Corp.                            55,250
	1,000   Nexgen, Inc.                                            18,750
	1,000   Pitney Bowes, Inc.                                      42,000
	1,000   Sybase, Inc.                                            32,125
	3,500   Vantive Corp.                                           56,000
								       319,200
UTILITIES _ 6.08%
	1,000   MAPCO, Inc.                                             51,500
	2,700   Pacific Enterprises                                     67,838
	1,000   Questar Corp.                                           32,125
	1,000   Sonat Inc.                                              32,000
								       183,463
TOTAL COMMON STOCKS                                                  1,767,438

	FACE
	AMOUNT  DESCRIPTION                                     MARKET VALUE
REPURCHASE AGREEMENT _ 49.72%
$   1,500,000   UMB Bank, n.a., 6.00%, due 10-2-95
		  (Collateralized by U.S. Treasury Notes,
		  7.75%, due 3-31-96)                                1,500,000

TOTAL INVESTMENTS _ 108.31%                                  $       3,267,438

Other assets less liabilities _ (8.31%)                               (250,649)

TOTAL NET ASSETS _ 100.00%
	(equivalent to $11.80 per share; 10,000,000 shares of
	$1.00 par value capital shares authorized;
	255,765 shares outstanding)                          $       3,016,789


Buffalo High yield Fund

STATEMENT OF NET ASSETS
September 30, 1995 (unaudited)**
	SHARES  COMPANY                                          MARKET VALUE
COMMON STOCK _ 0.14%
	  300   Nexgen Inc.                                      $       5,625
CONVERTIBLE PREFERRED STOCKS _ 6.99%
	7,000   ICO Inc., dep. shrs. repstg. 1/4 pfd. cv.              146,125
	  200   Maxus Energy Corp., $2.50                                5,050
	2,000   Maxus Energy Corp., $4.00                               79,500
	3,000   Sante Fe Energy Resources, Inc.                         57,000
TOTAL CONVERTIBLE PREFERRED STOCKS                                     287,675
	FACE
	AMOUNT  DESCRIPTION                     MARKET VALUE
CORPORATE BONDS _ 26.63%
$      65,000  Bethlehem Steel Corp., 10.375%
		  sr. note, due 9-1-03                                  67,437
      165,000  CompUSA, Inc., 9.50% gtd. sr.
		  sub. note, due 6-15-00                               165,000
      150,000  Dual Drilling Co., 9.875% sr.
		  sub. note, due 1-15-04                               141,000
      150,000  Giant Industries, Inc., 9.75%
		  gtd. sr. sub. note, due 11-15-03                     148,500
      175,000  HS Resources, Inc., 9.875% sr. sub.
		  note, due 12-1-03                                    172,156
       25,000  Kaiser Aluminum & Chemical Corp.,
		  9.875% sr. note, due 2-15-02                          25,125
       10,000  Maxus Energy Corp., 11.50% deb.,
		  due 11-15-15                                          10,150
      145,000  Nortek Inc., 9.875% sr. sub. note, due 3-1-04           132,312
      175,000  Payless Cashways, Inc., 9.125% sr.
		  sub. note, due 4-15-03                               139,344
       20,000  Repap Wisconsin, Inc., 9.875% 2nd priority
		  sr. secd. note, due 5-1-06                            19,400
       75,000  Wainoco Oil Corp., 12.00% sr. note,
		  due 8-1-02                                            75,375
TOTAL CORPORATE BONDS                                                1,095,799
CONVERTIBLE CORPORATE BONDS _ 25.42%
      130,000  Air & Water Technologies Corp.,
		  8.00% sub. deb., due 5-15-15                         110,175
      130,000  Argosy Gaming Co., 12.00% sub.
		  note, due 6-1-01                                     131,788
       15,000  Bally Entertainment Corp., 6.00%
		  sub. deb., due 9-15-98                                13,669
      127,000  Bally Entertainment Corp., 10.00%
		  sub. deb., due 12-15-06                              120,650
       20,000  Bally Entertainment Corp., 8.00% sr.
		  sub. deb., due 12-15-20                               20,400
      133,000  Conner Peripherals Inc., 6.75% sub. deb.,
		  due 3-1-01                                           121,529
      111,000  Moran Energy Inc., 8.75% sub. deb.,
		  due 1-15-08                                           81,863
       50,000  OHM Corp., 8.00% sub. deb., due 10-1-06                  46,125
      160,000  Oryx Energy Co., 7.50% sub. deb., due 5-15-14           142,000
      150,000  Quixote Corp., 8.00% sub. deb., due 4-15-11             136,500
       50,000  Swift Energy Co., 6.50% sub. deb., due 6-30-03           47,437
       73,000  Wainoco Oil Corp., 7.75% sub. deb., due 6-1-14           61,685
       12,000  Western Investment Real Estate Trust,
		  8.00% deb., due 6-30-08                               11,910
TOTAL CONVERTIBLE CORPORATE BONDS                                    1,045,731
REPURCHASE AGREEMENT _ 41.32%
    1,700,000  UMB Bank, n.a., 6.00%, due 10-3-95
		(Collateralized by U.S. Treasury Notes,
		7.375%, due 2-29-96)                                 1,700,000

TOTAL INVESTMENTS _ 100.50%                                  $       4,134,830

Other assets less liabilities _ (0.50%)                                (20,580)

TOTAL NET ASSETS _ 100.00%
	(equivalent to $11.12 per share; 10,000,000 shares of
	$1.00 par value capital shares authorized;
	369,949 shares outstanding)                          $       4,114,250

Buffalo USA Global Fund
STATEMENT OF NET ASSETS
September 30, 1995 (unaudited)**
	SHARES  COMPANY                                         MARKET VALUE
COMMON STOCKS _ 54.25%
CAPITAL GOODS _ 6.19%
	1,000   Minnesota Mining & Manufacturing Co.            $       56,500
	1,000   Modine Manufacturing Co.                                28,500
	1,000   United Technologies Corp.                               88,375
								       173,375
CONSUMER CYCLICAL _ 3.08%
	1,000   General Motors Corp.                                    46,875
	1,000   Goodyear Tire & Rubber Co.                              39,375
									86,250
CONSUMER STAPLES _ 14.34%
	1,000   American Brands, Inc.                                   42,250
	2,000   Bausch & Lomb, Inc.                                     82,750
	1,000   Coca-Cola Co.                                           69,000
	1,000   Johnson & Johnson                                       74,125
	1,500   McDonald's Corp.                                        57,375
	1,500   Wrigley, (Wm.) Jr. Co.                                  75,750
								       401,250
ENERGY _ 7.02%
	1,000   Schlumberger, Ltd.                                      65,250
	1,000   Texaco, Inc.                                            64,625
	1,000   Triton Energy Corp.                                     48,375
	1,000   Union Texas Petroleum Holdings, Inc.                    18,250
								       196,500
TECHNOLOGY _ 23.62%
	1,500   AMP, Inc.                                               57,750
	1,200   Cisco Systems, Inc.                                     82,800
	3,500   Conner Peripherals                                      58,188
	1,000   Inference Corp. Cl. A                                   15,000
	1,000   Intel Corp.                                             60,125
	1,000   Lam Research Corp.                                      59,750
	1,000   Motorola, Inc.                                          76,375
	1,500   National Semiconductor Corp.                            41,438
	1,500   Oracle Systems Corp.                                    57,562
	2,500   Perkin-Elmer Corp.                                      89,062
	  500   Pinnacle Systems, Inc.                                  15,375
	3,000   Western Digital Corp.                                   47,625
								       661,050

TOTAL COMMON STOCKS                                                  1,518,425
REPURCHASE AGREEMENT _ 64.13%
$   1,795,000   UMB Bank, n.a., 6.00%, due 10-2-95
		(Collateralized by U.S. Treasury Notes,
		7.75%, due 3-31-96)                                  1,795,000

TOTAL INVESTMENTS _ 118.38%                                  $       3,313,425

Other assets less liabilities _ (18.38%)                              (514,433)

TOTAL NET ASSETS _ 100.00%
	(equivalent to $10.98 per share; 10,000,000 shares of
	$1.00 par value capital shares authorized;
	255,018 shares outstanding)                          $       2,798,992


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited)
							    BALANCED          EQUITY     HIGH YIELD     USA GLOBAL
							      FUND             FUND          FUND          FUND
ASSETS:
Investments, at value (identified cost $42,473,597,
  $3,217,629, $3,285,702, and $4,098,715, respectively)  $  44,597,154  $   3,267,438  $   4,134,830  $    3,313,425
Dividends receivable                                            57,249          3,378            _               865
Interest receivable                                            788,554            _           59,382              _
  Total assets                                              45,442,957      3,270,816      4,194,212       3,314,290
LIABILITIES AND NET ASSETS:
Cash overdraft                                                 357,983        252,777         37,818         497,532
Payable for investments purchased                              100,000           _            42,144              _
Call options written                                             6,300          1,250            _            17,766
  Total liabilities                                            464,283        254,027         79,962         515,298
NET ASSETS                                               $  44,978,674  $   3,016,789   $  4,114,250  $    2,798,992

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)              $  42,149,926  $   2,889,437   $  4,005,336  $    2,710,301
Accumulated undistributed income:
  Undistributed net investment income                            9,593         24,467         59,619          18,893
  Accumulated net realized gain on investment transactions     675,106         51,466         13,180          46,301
Net unrealized appreciation in value of investments          2,144,049         51,419         36,115          23,497
NET ASSETS APPLICABLE TO OUTSTANDING SHARES              $  44,978,674  $   3,016,789  $   4,114,250  $    2,798,992

Capital shares, $1.00 par value
Authorized                                                  10,000,000     10,000,000     10,000,000      10,000,000

Outstanding                                                  4,286,471        255,765        369,949         255,018

NET ASSET VALUE PER SHARE                                $       10.49  $       11.80  $       11.12  $        10.98



STATEMENTS OF OPERATIONS
Six Months Ended September 30, 1995 (unaudited)
						       BALANCED       EQUITY    HIGH YIELD   USA GLOBAL
							 FUND          FUND        FUND          FUND
INVESTMENT INCOME:
Income:
  Dividends                                       $     238,343  $      7,072  $     2,375  $    2,483
  Interest                                            1,269,399        23,820       66,203      22,282
						      1,507,742        30,892       68,578      24,765

Expenses (Note 2):
  Management fees                                       207,761         7,057        9,496       6,504
  Registration fees and expenses                         36,499            19          114          19
							244,260         7,076        9,610       6,523
    Net investment income                             1,263,482        23,816       58,968      18,242

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment transactions
  (excluding repurchase agreements):
Proceeds from sales of investments                   13,587,457        243,277     109,693     313,619
Cost of investments sold                             12,273,838        191,811      96,513     267,318
  Net realized gain from investment transactions      1,313,619         51,466      13,180      46,301
Unrealized appreciation on investments:
  Beginning of period                                   742,764             _          _           _
  End of period                                       2,144,049         51,419      36,115      23,497
  Increase in net unrealized appreciation
    on investments                                    1,401,285         51,419      36,115      23,497
  Net gain on investments                             2,714,904        102,885      49,295      69,798
Increase in net assets resulting from operations  $   3,978,386  $     126,701  $  108,263  $   88,040



Equity, High Yield and USA Global are for the period from May 19, 1995 (inception) through September 30, 1995.


STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended September 30, 1995 (unaudited)
and Year Ended March 31, 1995
and Year Ended March 31, 1995
							    Balanced              Equity      HIGH YIELD    USA GlobaL
							       FUND                 FUND         FUND          FUND
						     SEPTEMBER       MARCH       SEPTEMBER     SEPTEMBER    SEPTEMBER
							1995          1995         1995           1995         1995
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                               $  1,263,482 $  1,153,648  $    23,816   $    58,968 $    18,242
Net realized gain from investment transactions         1,313,619      284,096       51,466        13,180      46,301
Unrealized appreciation of investments
  during the period                                    1,401,285      742,764       51,419        36,115      23,497
Net increase in net assets resulting
  from operations                                      3,978,386    2,180,508      126,701       108,263      88,040
DISTRIBUTIONS TO SHAREHOLDERS FROM:**
Net investment income                                 (1,346,783)  (1,060,755)         _             _            _
Net realized gain from investment transactions          (922,609)        _             _             _            _
  Total distributions to shareholders                 (2,269,392)  (1,060,755)         _             _            _
INCREASE FROM CAPITAL SHARE TRANSACTIONS:*
Proceeds from shares sold                              9,396,742   36,952,975    2,947,308     4,114,128   2,780,189
Net asset value of shares issued for
  reinvestment of distributions                        2,225,317      993,105          _             _            _
						      11,622,059   37,946,080    2,947,308     4,114,128   2,780,189
Cost of shares repurchased                            (6,604,910)    (913,964)    (157,871)     (208,792)   (169,888)
Net increase from capital share transactions           5,017,149   37,032,116    2,789,437     3,905,336   2,610,301
Total increase in net assets                           6,726,143   38,151,869    2,916,138     4,013,599   2,698,341
  net assets:
Beginning of period                                   38,252,531      100,662      100,651       100,651     100,651
End of period (including undistributed net
  investment income of $9,593, $24,467,
  $18,893, and $59,619, respectively)               $ 44,978,674 $ 38,252,531  $ 3,016,789  $  4,114,250 $  2,798,992
Shares issued and repurchased:
Number of shares sold                                    898,357    3,784,559      269,337       388,919      270,693
Number of shares issued for reinvestment
  of distributions                                       214,352      101,936         _             _             _
Number of shares repurchased                            (630,058)     (92,675)     (13,572)      (18,970)      (15,675)
Net increase                                             482,651    3,793,820      255,765       369,949       255,018
Distributions to shareholders:
Income dividends per share                          $        .34 $        .30  $       _    $       _     $       _
Capital gains distribution per share                $       .243 $       _     $       _    $       _     $       _


Balanced is for the period from August 12, 1994 (inception) to March 31, 1995 and six months ended September 30, 1995.
Equity, High Yield and USA Global are for the period from May 19,
1995 (inception) through September 30, 1995.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation _ Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors.

B. Federal and State Taxes _ The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

C. Options _ In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When Funds write an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability.
The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

D. Other _ As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:
Management fees were paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset value of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Fund's shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the period ended September 30, 1995 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
Balanced Fund
	Purchases               $  18,631,255
	Proceeds from sales        13,587,457
Equity Fund
	Purchases               $    1,909,440
	Proceeds from sales            243,277
High Yield Fund
	Purchases               $    2,495,228
	Proceeds from sales            109,693
USA Global Fund
	Purchases               $    1,758,020
	Proceeds from sales            313,619


4. COVERED CALL OPTIONS:

Covered Call Options Written as of September 30, 1995

					       Shares
Common Stocks/                               Subject to
Expiration Date/Exercise Price                  Call             Value
Balanced Fund
Chevron Corp/Oct/50                            2,000        $       625
National Semiconductor/Oct/35                 15,000              1,875
Sybase Corp/Oct/40                            10,000              3,750
Western Digital/Nov/20                           400                 50
  Total (premiums received $26,793)                         $     6,300
  Value of shares subject to call $832,875

Equity Fund
National Semiconductor/Oct/35                  2,000        $       250
Schlumberger/Nov/70                            1,000                625
Sybase Corp/Oct/40                             1,000                375
  Total (premiums received $2,860)                          $     1,250
  Value of shares subject to call $152,625

USA Global Fund
American Brands/Nov/45                          1,000        $       469
Conner Peripherals: Pacific/Oct/15              2,200              2,209
Intel Corp./Nov/65                              1,000              2,000
Lam Research/Nov/70                             1,000              1,375
Minnesota Min'g & Mfg/Jan/55                    1,000              3,625
Motorola/Oct/75                                   400              1,400
National Semiconductor/Oct/35                   1,500                188
Oracle Corp./Nov/40                             1,500              3,000
Schlumberger/Nov/70                             1,000                875
Triton Energy/Nov/50                            1,000              2,250
Western Digital/Nov/20                          3,000                375
  Total (premiums received $13,539)                           $   17,766
  Value of shares subject to call $546,000

Transactions in call options written for the period ended September 30, 1995 were as follows:

					 Number of       Premium
					 Contracts       Amount
Balanced Fund
Balance at March 31, 1995                  1,330         $   60,203
Opened                                     1,089             72,431
Closed and expired                        (2,145)          (105,841)
Balance at September 30, 1995                274         $   26,793

Equity Fund
Balance at March 31, 1995                    _           $       _
Opened                                        40              2,860
Closed and expired                           _                   _
Balance at September 30, 1995                 40         $    2,860

USA Global Fund
Balance at March 31, 1995                     _          $       _
Opened                                       146             13,539
Closed and expired                            _                  _
Balance at September 30, 1995                146         $   13,539


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of net assets, of Buffalo Balanced Fund, Inc.
(the Fund) as of March 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from August 12, 1994 (date of inception) to March 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1995, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Buffalo Balanced Fund, Inc. at March 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period from August 12, 1994 (date of inception) to March 31, 1995, in conformity with generally accepted accounting principles.



Kansas City, Missouri
April 26, 1995